Share-Based Compensation - Restricted Share Grant Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of RSUs
Unvested, beginning balance	75,120	121,471
Granted	93,675	72,620
Vested	(25,282)	(118,971)
Unvested, ending balance	143,513	75,120	121,471
Weighted-average grant date fair value
Unvested, beginning balance	$ 15.93	$ 11.28
Granted	12.77	15.80
Vested	16.17	11.10
Unvested, ending balance	$ 13.82	$ 15.93	$ 11.28
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 5 months 27 days	1 year 7 months 2 days	3 months 15 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 1,413,603	$ 698,616	$ 1,658,079